ALLOWANCE FOR EXPECTED CREDIT LOSSES - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Probability- weighted £m
Schedule Of Multiple Economic Scenarios [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 692	£ 223
Impact of economic scenario	4,903	4,042
Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,522	3,560
Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	4,211	3,819
Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	5,392	4,330
Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	9,652	5,291
Probability-weighted and MES staging
Schedule Of Multiple Economic Scenarios [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 820	230
UK mortgages | Other Judgements
Schedule Of Multiple Economic Scenarios [Line Items]
Probability of default loans and advances to customers (in percent)	70.00%
UK mortgages | Judgements Due To Inflationary Risk | Inflationary judgements
Schedule Of Multiple Economic Scenarios [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 49	52
UK mortgages | Probability- weighted £m
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,209	837
UK mortgages | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	514	637
UK mortgages | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	790	723
UK mortgages | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,434	967
UK mortgages | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,874	1,386
Credit cards | Probability- weighted £m
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	763	521
Credit cards | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	596	442
Credit cards | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	727	500
Credit cards | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	828	569
Credit cards | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,180	672
Other Retail | Probability- weighted £m
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,016	825
Other Retail | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	907	760
Other Retail | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	992	811
Other Retail | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,056	863
Other Retail | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,290	950
Commercial Banking £m | Probability- weighted £m
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,869	1,433
Commercial Banking £m | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,459	1,295
Commercial Banking £m | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,656	1,358
Commercial Banking £m | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	2,027	1,505
Commercial Banking £m | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,261	1,859
Other | Probability- weighted £m
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	46	426
Other | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	46	426
Other | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	46	427
Other | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	47	426
Other | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 47	£ 424